Restatements and changes in accounting principles (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of initial application of standards or interpretations
Schedule of impact of restatements on income statement

	2017			2016
			Reported			Reported
			pre-			pre-
	Restated	Restatements	restatements	Restated	Restatements	restatements
CONTINUING OPERATIONS
Revenue	21,466	(599)	22,065	18,131	(634)	18,765
Cost of services provided and equipment sold	(11,903)	599	(12,502)	(9,616)	634	(10,250)
Gross profit	9,563	—	9,563	8,515	—	8,515

Schedule of impact of IFRS 9

Standards and interpretations applied for the first-time

The Group adopted the requirements of IFRS 9 Financial instruments, effective for annual periods beginning on January 1, 2018. Tele2 has chosen to apply the reliefs in the standard and not restate prior periods. The main impact of adopting IFRS 9 on the Group's consolidated financial statements resulted in a decrease of equity of SEK -42 million related to loss allowance reserves for accounts receivable and other financial assets. In addition, financial assets have changed to the new measurement categories under IFRS 9 but with no effect to Tele2's financial statements. Description of the changes as a result of applying IFRS 9 and the effects on the opening balance January 1, 2018 are presented in Note 35.

Other amended standards and new IFRICs (Amendments to: IFRS 2 Classification and Measurement of Sharebased Payment Transactions, IFRS 4 Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts, IAS 40 Transfers of Investment Property and annual improvements to IFRSs 2014-2016 and IFRIC 22 Foreign Currency Transactions and Advance Consideration) which became effective January 1, 2018, have had no material effect on the consolidated financial statements or are not applicable for Tele2.

Schedule of expected impact of IFRS 16 Leases

New and revised accounting standards not yet adopted

The following new and revised standards have been issued by the International Accounting Standards Board (IASB) but are not yet adopted by Tele2:

•	IFRS 16 Leases (effective for annual periods beginning on January 1, 2019),
•

Amendments to: IFRS 9 Prepayment Features with Negative Compensation, IAS 19 Plan Amendment, Curtailment or Settlement and IAS 28 Long-term Interests in Associates and Joint Ventures (effective for annual periods beginning on or after January 1, 2019),

•	Annual improvements to IFRSs 2015‑2017 Cycle (effective for annual periods beginning on or after January 1, 2019),
•	IFRIC 23 Uncertainty over Income Tax Treatments (effective for annual periods beginning on or after January 1, 2019),
•

Amendments to: References to the Conceptual Framework in IFRS Standards, IFRS 3 Business Combinations and IAS 1 and IAS 8 Definition of Material (effective for annual periods beginning on or after January 1, 2020),

•	IFRS 17 Insurance Contracts (effective for annual periods beginning on or after January 1, 2021), and
•	Amendments to: IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (postponed, no decided effective date).

IFRS 16 replaces the previous leasing standard IAS 17 Leases and related interpretations and introduces a new definition of a lease that will be used to identify whether a contract contains a lease. For a lessee, IFRS 16 introduces a single accounting treatment; the recognition of a right-of-use asset and a lease liability. For lessors, the finance and operating lease distinction and accounting remains largely unchanged. IFRS 16 will bring a large number of new assets and liabilities onto the balance sheet and will have an impact on reported profit and performance measures. Description of the expected accounting policy choices to be applied, including those relating to the transition approach and the use of practical expedients as a result of applying IFRS 16, and the effects on the opening balance January 1, 2019 are presented in Note 35.

With the exception of IFRS 16, the other new and revised standards are estimated to have no significant effect for Tele2.

IFRS 9
Disclosure of initial application of standards or interpretations
Schedule of impact of IFRS 9

Jan 1, 2018
ASSETS
Receivable from sold equipment	(7)
TOTAL NON-CURRENT ASSETS	(7)

Receivable from sold equipment	(21)
Accounts receivable	45
TOTAL CURRENT ASSETS	24

ASSETS CLASSIFIED AS HELD FOR SALE	(47)
TOTAL ASSETS	(30)

EQUITY AND LIABILITIES
Attributable to equity holders of the parent company	(42)
TOTAL EQUITY	(42)

Deferred tax liability	1
TOTAL NON-CURRENT LIABILITIES	1

Current tax liabilities	11
TOTAL CURRENT LIABILITIES	11

TOTAL EQUITY AND LIABILITIES	(30)

IFRS 16
Disclosure of initial application of standards or interpretations
Schedule of expected impact of IFRS 16 Leases

IFRS 16
Effect
ASSETS
Other intangible assets	(44)
Machinery and technical plant	(104)
Right-of-use assets	5,944
Current receivables	(33)
ASSETS CLASSIFIED AS HELD FOR SALE	644

TOTAL ASSETS	6,407

EQUITY AND LIABILITIES
Interest-bearing non-current liabilities	4,704
Interest-bearing current liabilities	1,059
LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	644

TOTAL EQUITY AND LIABILITIES	6,407

The bridge between future minimum expenses according current IAS 17 Leases standard (please refer to Note 31) and the expected change in the lease liability due to adoption of IFRS 16 is presented below.

Total future lease expenses for operating leases as of December 31, 2018 (Note 31)	4,626
Adjustments for:
Discounting	(264)
Not determined as leases according to IFRS 16 (mainly lease capacity)	(585)
Short term leases	(114)
Low value leases	(14)
Extension options	2,114
Total adjustments	1,137
Estimated change in lease liability due to adoption of IFRS 16	5,763